Product Warranties (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013
Product warranty liability
The following table summarizes the activity related to the product warranty liability during the six months ended January 31, 2014 and 2013 (in thousands):

	2014	2013

Beginning balance	$156	$166
Warranty cost incurred	(57)	(54)
Accrued warranty cost	40	47
Ending balance	$139	$159

Cortelco Systems Holding Corp [Member]
Product warranty liability
The following table summarizes the activity related to the product warranty liability during the six months ended January 31, 2014 and 2013 (in thousands):

	2014	2013

Beginning balance	$145	$166
Warranty cost incurred	(46)	(54)
Accrued warranty cost	40	47
Ending balance	$139	$159

The following table summarizes the activity related to the product warranty liability during fiscal years 2013 and 2012 (in thousands):

	2013	2012

Balance at beginning of period	$139	$164
Accruals for warranty liability	97	83
Warranty charges	(101)	(108)
Balance at end of period	$135	$139